SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful lives of property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Research devices
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Tooling
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leased devices
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Other | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years